SEGMENT AND GEOGRAPHICAL INFORMATION (Property and Equipment by Country) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Property and equipment, net	$ 4,586	$ 4,263
Germany [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	516	225
The Netherlands [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	862	1,118
United States [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	354	624
Other countries [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	2,854	2,296
ISRAEL
Segment Reporting Information [Line Items]
Property and equipment, net	$ 2,212	$ 1,838